Earnings Per Share (Tables)	12 Months Ended
Dec. 25, 2012
Computation of Basic and Diluted Earnings Per Share

During fiscal 2010 and 2011, there were no outstanding stock options or other dilutive securities and therefore they were not included in the dilutive calculation.

(dollars in thousands, except per share data)

	Year Ended
	December 28,	December 27,	December 25,
	2010	2011	2012
Income (loss) from continuing operations	$8,757	$9,647	$14,573
Discontinued operations, net of income tax benefit	(27)	(674)	(819)

Net income (loss)	$8,730	$8,973	$13,754

Shares:
Weighted average number of common shares outstanding (1)	17,994,667	17,994,667	20,432,579
Dilutive shares	—	—	—

Total Diluted Shares	17,994,667	17,994,667	20,432,579

Basic and diluted income (loss) per common share:
Continuing operations	$0.49	$0.54	$0.71
Discontinued operations	(0.00)	(0.04)	(0.04)

Basic and diluted income (loss) per share	$0.49	$0.50	$0.67

(1)	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).